Revenue from customers - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from customers
Revenue from customers	$ 268	$ 163
At a point in time
Revenue from customers
Revenue from customers	199	23
Over time
Revenue from customers
Revenue from customers	69	140
CSIRO
Revenue from customers
Revenue from customers	253	$ 163
Others
Revenue from customers
Revenue from customers	$ 15